Exhibit 99
Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	November 2018
Payment Date	12/17/2018
Transaction Month	43
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,941,398,111.43	84,593		55.5 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$440,000,000.00	0.35%		June 15, 2016
Class A-2a Notes	$325,000,000.00	0.72%		March 15, 2018
Class A-2b Notes	$265,000,000.00	2.53650%	*	March 15, 2018
Class A-3 Notes	$587,800,000.00	1.16%		November 15, 2019
Class A-4 Notes	$132,590,000.00	1.58%		August 15, 2020
Class B Notes	$55,270,000.00	2.04%		October 15, 2020
Class C Notes	$36,850,000.00	2.21%		January 15, 2021
Class D Notes	$36,850,000.00	2.71%		November 15, 2021
Total	$1,879,360,000.00
		* One-month LIBOR + 0.23%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$662,111.40

Principal:
Principal Collections	$12,442,067.39
Prepayments in Full	$4,148,206.76
Liquidation Proceeds	$106,874.13
Recoveries	$113,615.75
Sub Total	$16,810,764.03
Collections	$17,472,875.43

Purchase Amounts:
Purchase Amounts Related to Principal	$491,913.68
Purchase Amounts Related to Interest	$1,696.42
Sub Total	$493,610.10

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$17,966,485.53

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	November 2018
Payment Date	12/17/2018
Transaction Month	43
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$17,966,485.53
Servicing Fee	$183,533.30	$183,533.30	$0.00	$0.00	$17,782,952.23
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$17,782,952.23
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$17,782,952.23
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$17,782,952.23
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$17,782,952.23
Interest - Class A-4 Notes	$108,484.81	$108,484.81	$0.00	$0.00	$17,674,467.42
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$17,674,467.42
Interest - Class B Notes	$93,959.00	$93,959.00	$0.00	$0.00	$17,580,508.42
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$17,580,508.42
Interest - Class C Notes	$67,865.42	$67,865.42	$0.00	$0.00	$17,512,643.00
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$17,512,643.00
Interest- Class D Notes	$83,219.58	$83,219.58	$0.00	$0.00	$17,429,423.42
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$17,429,423.42
Regular Principal Payment	$16,610,875.20	$16,610,875.20	$0.00	$0.00	$818,548.22
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$818,548.22
Residual Released to Depositor	$0.00	$818,548.22	$0.00	$0.00	$0.00
Total		$17,966,485.53

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$16,610,875.20
Total					$16,610,875.20
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$16,610,875.20	$125.28	$108,484.81	$0.82	$16,719,360.01	$126.10
Class B Notes	$0.00	$0.00	$93,959.00	$1.70	$93,959.00	$1.70
Class C Notes	$0.00	$0.00	$67,865.42	$1.84	$67,865.42	$1.84
Class D Notes	$0.00	$0.00	$83,219.58	$2.26	$83,219.58	$2.26
Total	$16,610,875.20	$8.84	$353,528.81	$0.19	$16,964,404.01	$9.03

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	November 2018
Payment Date	12/17/2018
Transaction Month	43

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$82,393,525.29	0.6214158	$65,782,650.09	0.4961358
Class B Notes	$55,270,000.00	1.0000000	$55,270,000.00	1.0000000
Class C Notes	$36,850,000.00	1.0000000	$36,850,000.00	1.0000000
Class D Notes	$36,850,000.00	1.0000000	$36,850,000.00	1.0000000
Total	$211,363,525.29	0.1124657	$194,752,650.09	0.1036271

Pool Information
Weighted Average APR	3.556%	3.578%
Weighted Average Remaining Term	21.48	20.76
Number of Receivables Outstanding	26,731	25,674
Pool Balance	$220,239,963.80	$202,778,105.10
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$211,363,525.29	$194,752,650.09
Pool Factor	0.1134440	0.1044495

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$9,706,990.56
Targeted Credit Enhancement Amount	$9,706,990.56
Yield Supplement Overcollateralization Amount	$8,025,455.01
Targeted Overcollateralization Amount	$8,025,455.01
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$8,025,455.01

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$9,706,990.56
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$9,706,990.56
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$9,706,990.56

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	November 2018
Payment Date	12/17/2018
Transaction Month	43
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		124	$272,796.74
(Recoveries)		169	$113,615.75
Net Loss for Current Collection Period			$159,180.99
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.8673%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.5007%
Second Prior Collection Period			0.1264%
Prior Collection Period			0.3412%
Current Collection Period			0.9031%
Four Month Average (Current and Prior Three Collection Periods)			0.4678%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		6,279	$17,869,953.96
(Cumulative Recoveries)			$3,363,156.91
Cumulative Net Loss for All Collection Periods			$14,506,797.05
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.7472%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,845.99
Average Net Loss for Receivables that have experienced a Realized Loss			$2,310.37

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.19%	389	$4,436,314.55
61-90 Days Delinquent	0.30%	46	$600,360.63
91-120 Days Delinquent	0.06%	8	$113,280.74
Over 120 Days Delinquent	0.44%	62	$897,976.16
Total Delinquent Receivables	2.98%	505	6,047,932.08

Repossession Inventory:
Repossessed in the Current Collection Period		17	$291,679.90
Total Repossessed Inventory		26	$438,032.61

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.3993%
Prior Collection Period			0.4340%
Current Collection Period			0.4518%
Three Month Average			0.4283%

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	November 2018
Payment Date	12/17/2018
Transaction Month	43

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2018

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Jason C. Behnke
Assistant Treasurer